Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2023
Trade and other payables [abstract]
Disclosure of detailed information about trade and other payables [Table Text Block]
	Dec. 31, 2023	Dec. 31, 2022
Trade payables	$69,257	$83,824
Accruals and payables	133,024	95,540
Accrued interest	16,891	16,279
Exploration and evaluation payables	132	229
Statutory payables	19,845	15,595
	$239,149	$211,467